DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Group's VIE information

	As of December 31,
	2022	2023
	RMB	RMB
Cash	493,570,803	620,484,535
Term deposits-current	—	20,000,000
Restricted cash	6,229,605	145,000
Short-term investments	160,406,301	—
Accounts receivable, net	298,732,239	91,975,054
Inventories	411,954,893	386,966,973
Prepayments and other current assets	187,576,865	177,957,171
Amounts due from inter-companies	24,251,018	44,220,970

Total current assets	1,582,721,724	1,341,749,703

Term deposits-non-current	20,000,000	—
Property, plant and equipment, net	394,621,585	321,213,398
Intangible assets, net	1,317,785	1,102,870
Operating lease right-of-use assets	86,597,121	76,821,285
Deferred income tax assets	6,132,499	20,747,021
Other non-current assets	5,677,414	6,720,608

Total assets	2,097,068,128	1,768,354,885

Short-term bank borrowings	160,000,000	100,000,000
Notes payable	316,832,113	167,282,688
Accounts payable	459,406,790	575,235,413
Amounts due to inter-companies	476,120,909	467,282,009
Income taxes payable	1,501,992	1,195,114
Advances from customers	23,522,149	16,399,926
Deferred revenue—current	37,539,733	41,755,097
Accrued expenses and other current liabilities	175,352,229	151,286,008

Total current liabilities	1,650,275,915	1,520,436,255

Deferred revenue-non-current	11,429,500	13,168,111
Deferred income tax liabilities	1,398,279	2,362,494
Operating lease liabilities	7,569,128	280,421
Other non-current liabilities	13,441,382	8,968,519

Total liabilities	1,684,114,204	1,545,215,800

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues	3,768,134,434	3,187,989,945	2,645,570,002
Net income (loss)	213,848,471	(9,347,980)	(236,441,380)
Net cash provided by (used in) operating activities	354,675,219	(74,417,318)	93,727,586
Net cash (used in) provided by investing activities	(329,808,349)	455,930,283	82,502,334
Net cash used in financing activities	—	(20,000,000)	(60,000,000)
Effect of foreign currency exchange rate changes on cash and restricted cash	(422,991)	7,993,970	4,599,207
Net increase in cash and restricted cash	24,443,879	369,506,935	120,829,127
Cash and restricted cash at the beginning of the year	105,849,594	130,293,473	499,800,408
Cash and restricted cash at the end of the year	130,293,473	499,800,408	620,629,535